Marshall Funds, Inc. d/b/a BMO Funds

111 East Kilbourn Avenue

Milwaukee, WI 53202

Ph. (direct): 312-461-5920

Fax (direct): 312-461-2817

July 27, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Marshall Funds, Inc. d/b/a BMO Funds (Registration Nos. 033-48907; 811-58433)

Ladies and Gentlemen:

Filed herewith via EDGAR on behalf of the BMO Large-Cap Focus Fund (the “Fund”), a series of Marshall Funds, Inc. d/b/a BMO Funds, please find a Preliminary Proxy Statement relating to a Special Meeting of the Fund’s shareholders to be held on August 28, 2012. We anticipate mailing definitive copies of the proxy statement to shareholders on or about August 13, 2012.

If you have any questions concerning this filing, please contact the undersigned at the telephone number listed above.

Very truly yours,

MARSHALL FUNDS, INC. d/b/a BMO FUNDS

/s/ Linda S. VanDenburgh

Linda S. VanDenburgh

Secretary